ACQUISITION OF BUSINESSES - Schedule of Acquisitions Completed in 2022 and 2021 (Details) - USD ($) $ in Millions	Dec. 31, 2022		Oct. 05, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Financial assets	$ 10,929	[1]		$ 6,536
Various acquisitions
Disclosure of detailed information about business combination [line items]
Cash	17,466			9,065
Contingent and other non-cash consideration	789			440
Total consideration	18,255			9,505
Cash and cash equivalents	826			276
Accounts receivable and other, net	1,013			768
Inventory, net	315			588
Property, plant and equipment	1,180			2,490
Intangible assets	10,439			4,534
Goodwill	7,424			3,870
Financial assets	4,547
Equity accounted investments and other assets	736			42
Accounts payable and other	(1,953)			(1,711)
Non-recourse borrowings in subsidiaries of the partnership	(4,543)			(132)
Deferred income tax liabilities	(1,648)			(1,210)
Net assets acquired before non-controlling interests	18,336			9,515
Non-controlling interests acquired	(81)			(10)
Net assets acquired	18,255			9,505
Various acquisitions | Dealer software and technology services operations
Disclosure of detailed information about business combination [line items]
Cash	10,317			219
Contingent and other non-cash consideration	535			63
Total consideration	10,852			282
Cash and cash equivalents	736			11
Accounts receivable and other, net	521			52
Inventory, net	15			0
Property, plant and equipment	774			56
Intangible assets	5,718			84
Goodwill	5,569			290
Financial assets	4,543
Equity accounted investments and other assets	426			9
Accounts payable and other	(1,460)			(96)
Non-recourse borrowings in subsidiaries of the partnership	(4,543)			(103)
Deferred income tax liabilities	(1,366)			(21)
Net assets acquired before non-controlling interests	10,933			282
Non-controlling interests acquired	(81)			0
Net assets acquired	10,852			282
Various acquisitions | Engineered components manufacturing
Disclosure of detailed information about business combination [line items]
Cash	6,488			4,806
Contingent and other non-cash consideration	29			19
Total consideration	6,517			4,825
Cash and cash equivalents	76			100
Accounts receivable and other, net	461			412
Inventory, net	171			104
Property, plant and equipment	364			1,967
Intangible assets	4,373			1,941
Goodwill	1,492			1,759
Financial assets	4
Equity accounted investments and other assets	309			5
Accounts payable and other	(451)			(846)
Non-recourse borrowings in subsidiaries of the partnership	0			(27)
Deferred income tax liabilities	(282)			(590)
Net assets acquired before non-controlling interests	6,517			4,825
Non-controlling interests acquired	0			0
Net assets acquired	6,517			4,825
Various acquisitions | Industrials
Disclosure of detailed information about business combination [line items]
Cash	661			4,040
Contingent and other non-cash consideration	225			358
Total consideration	886			4,398
Cash and cash equivalents	14			165
Accounts receivable and other, net	31			304
Inventory, net	129			484
Property, plant and equipment	42			467
Intangible assets	348			2,509
Goodwill	363			1,821
Financial assets	0
Equity accounted investments and other assets	1			28
Accounts payable and other	(42)			(769)
Non-recourse borrowings in subsidiaries of the partnership	0			(2)
Deferred income tax liabilities	0			(599)
Net assets acquired before non-controlling interests	886			4,408
Non-controlling interests acquired	0			(10)
Net assets acquired	$ 886			$ 4,398
Tex Trail Inc. | Dealer software and technology services operations
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 348
Goodwill			$ 363

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.